Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (5,441)	$ (6,207)
Adjustments to reconcile net loss to cash used in operating activities:
Operating cash flows from finance lease amortization	206	55
Amortization of marketable securities premiums	29	11
Stock-based compensation expense	(40)	440
Revaluation of derivative liability	0	89
Change in fair value of warrant liability	(490)	0
Loss on warrant conversion	388	0
Forgiveness of PPP note	0	(61)
Non-cash interest, depreciation and other expense	0	2
Change in operating assets and liabilities:
Prepaid expenses and other current assets	200	(213)
Accounts payable	114	(729)
Accrued expenses	(730)	(116)
Cash used in operating activities	(5,764)	(6,729)
Investing activities:
Purchase of marketable securities	(640)	(3,266)
Sale of marketable securities	4,002	0
Cash used in investing activities	3,362	(3,266)
Financing activities:
Proceeds from common stock issuance, net of offering expenses	3,447	15,503
Proceeds from convertible notes	0	350
Payment of finance lease liability	(15)	(83)
Cash provided by (used in) financing activities	3,432	15,770
Net increase (decrease) in cash and cash equivalents	1,030	5,775
Cash and cash equivalents at beginning of period	3,702	109
Cash and cash equivalents at end of period	4,732	5,884
Non-cash financing activities:
Conversion of convertible notes to common stock	0	350
Finance lease liability costs included in accounts payable	154	0
Non-cash exercise of warrants	$ 960	$ 0